Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

The Compensation Committee meets from time to time to consider and act with respect to equity compensation awards for the Company’s executive officers. The Committee typically approves annual equity awards in June. The Committee — or the Chief Executive Officer pursuant to authority delegated by the Committee — also grants equity awards to newly hired or newly promoted employees at other times during the year. The grant date is the date on which the Compensation Committee acts to approve the award, unless the Compensation Committee establishes the grant date at a specified future date, such as following the release of earnings or other potentially material non-public information. Board and Compensation Committee meetings are generally scheduled a year in advance and without regard to anticipated earnings or other major announcements by the Company. The Company does not time the granting of its equity compensation awards to affect the value of its executive compensation.

The Company did not grant stock options (or similar awards) in 2025 to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	The Compensation Committee meets from time to time to consider and act with respect to equity compensation awards for the Company’s executive officers. The Committee typically approves annual equity awards in June.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The grant date is the date on which the Compensation Committee acts to approve the award, unless the Compensation Committee establishes the grant date at a specified future date, such as following the release of earnings or other potentially material non-public information.
MNPI Disclosure Timed for Compensation Value	false